Acquisition	12 Months Ended
Dec. 31, 2023
Acquisition [Abstract]
Acquisition

Note 3 — Acquisition

The Company accounted the following acquisitions as business combinations in accordance with ASC 805. Acquisition-related costs incurred for the acquisitions are not material.

Smartconn Acquisition

On January 5, 2023, the Company completed an equity acquisition with a shareholder of Smartconn. Prior to the acquisition, the Company held 19.99% in Smartconn. The Company further purchased 31% equity of Smartconn at 90% of the appraisal price. The consideration of the acquisition was paid in the form of 478,747 newly issued Class A ordinary shares of the Company with fair value of $12,640,062. Also, there was $173,243 due from Smartconn was effective settled because of the acquisition and became part of consideration. Together with the newly acquired shares, the Company holds in total 50.99% in Smartconn. The consolidated operating results of Smartconn for the years ended December 31, 2022 were not significant to the Company.

The objective of the acquisition is to support the Company’s software application and technology service. The acquisition was closed on January 5, 2023.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation report performed by an independent valuation firm engaged by the Company. The valuation report considered generally accepted valuation methodologies such as the income, market and cost approaches. The fair value of the non-controlling interest was calculated after determination of an overall enterprise value for Smartconn under the market approach. Upon the acquisition, the Company recognized a loss of approximately $0.3 million in fair value change for the previous 19.99% equity interests in Smartconn.

Amount
Total consideration for step acquisition	$12,813,305

Assets acquired and liabilities assumed:
Cash acquired	49,496
Property and equipment, net	305
Intangible assets, net	19,226,106
Current liabilities	(83,496)
Total net assets acquired	19,192,411
Previous held 19.99% Equity Value	(7,962,586)
31% Equity Value with noncontrolling interest	(19,522,079)
Goodwill	$21,105,559

The intangible assets are mainly attributable to software acquired through the acquisition, which are amortized over 5-10 years.

Due to sluggish business operations subsequent to the acquisition, the Company engaged a third-party valuation firm and performed fair value assessment using income approach, according to the valuation report, the Company recorded an impairment of intangible asset and goodwill of $2,272,829 and $21,105,559, respectively, for the year ended December 31, 2023.

Boxinrui Acquisition

On March 28, 2023, the Company completed an equity acquisition with fifteen individual shareholders (the “Relevant Shareholders”) of Boxinrui, pursuant to which the Company further acquired 65% equity interest in Boxinrui for a consideration in form of 1,151,869 Class A ordinary shares with fair value of $24,078,675 to the Relevant Shareholders. Prior to the acquisition, the Company held 35% in Boxinrui, which together with the newly acquired shares, the Company holds in total 100% in Boxinrui. The consolidated operating results of Boxinrui for the years ended December 31, 2022 were not significant to the Company.

The objective of the acquisition is to expand the Company’s business scope. The acquisition was closed on March 28, 2023.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation report performed by an independent valuation firm engaged by the Company. The valuation report considered generally accepted valuation methodologies such as the income, market and cost approaches. The fair value of the non-controlling interest was calculated after determination of an overall enterprise value for Boxinrui under the market approach. Upon the acquisition, the Company recognized a gain of approximately $2.7 million in fair value change for the previous 35% equity interests in Boxinrui.

Amount
Total consideration for step acquisition	$24,078,675

Assets acquired and liabilities assumed:
Cash acquired	10,258
Other current assets	1,034,968
Property and equipment, net	10,975
Intangible assets, net	17,984,093
Current liabilities	(211,718)
Total net assets acquired	18,828,576
Previous held 31.5% Equity Value	(13,937,461)
10% Equity Value with non-controlling interests	(4,424,591)
Goodwill	$23,612,151

The intangible assets are mainly attributable to software acquired through the acquisition, which are amortized over 10 years.

Due to sluggish business operations subsequent to the acquisition, the Company engaged a third-party valuation firm and performed fair value assessment using income approach, according to the valuation report, the Company recorded an impairment of goodwill of $8,580,543 for the year ended December 31, 2023.